UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 February 10, 2000

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

					FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  $110,064


List of Other Included Managers:    None

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
AT&T                           y                001957109     2989    58815
SH       SOLE                    58815
Abbott Laboratories            y                002824100      516    14200
SH       SOLE                    14200
American International Group   y                026874107     2924    27043
SH       SOLE                    27043
American Standard              y                029712106     1190    25950
SH       SOLE                    25950
Anheuser Busch                 y                035229103      227     3200
SH       SOLE                     3200
BP Amoco                       y                055622104      351     5920
SH       SOLE                     5920
Bausch & Lomb                  y                071707103     1605    23450
SH       SOLE                    23450
Baxter International           y                071813109      303     4826
SH       SOLE                     4826
Berkshire Hathaway             y                084670108      561       10
SH       SOLE                       10
Bradlees                       y                                98    11550
SH       SOLE                    11550
Bristol-Myers Squibb           y                110122108     4385    68314
SH       SOLE                    68314
Build. Mat'l. Hold.            y                120113105      176    17150
SH       SOLE                    17150
CK Witco                       y                12562c108      249    18600
SH       SOLE                    18600
CVS                            y                               786    19700
SH       SOLE                    19700
Chevron Corp.                  y                166751107      454     5244
SH       SOLE                     5244
Cisco Systems                  y                17275R102      305     2850
SH       SOLE                     2850
Citigroup                      y                171196108     9568   171812
SH       SOLE                   171812
Coca-Cola                      y                191216100     1153    19800
SH       SOLE                    19800
Conoco 'A'                     y                208251306     1440    58200
SH       SOLE                    58200
Corning                        y                219350105     4016    31150
SH       SOLE                    31150
Disney                         y                254687106     1938    66241
SH       SOLE                    66241
Du Pont                        y                263534109      524     7951
SH       SOLE                     7951
Duckwall-Alco Stores           y                264142100      125    16400
SH       SOLE                    16400
Eastman Kodak                  y                277461109     2392    36100
SH       SOLE                    36100
Entertainment Properties Trust y                29380T105      323    24500
SH       SOLE                    24500
Exxon Mobil                    y                              1569    19480
SH       SOLE                    19480
Federated Dept. Stores         y                31410H101     1224    24200
SH       SOLE                    24200
Fortune Brands                 y                349631101     1263    38200
SH       SOLE                    38200
GenCorp                        y                368682100      347    35100
SH       SOLE                    35100
General Electric               y                369604103    13715    88625
SH       SOLE                    88625
Gillette                       y                375766102      984    23900
SH       SOLE                    23900
Globalstar Telecommunications  y                G3930H104      207     4700
SH       SOLE                     4700
HRPT Properties                y                422169102      165    18300
SH       SOLE                    18300
Healthcare Realty Trust        y                421946047      220    14084
SH       SOLE                    14084
Hewlett-Packard                y                428236103     2303    20250
SH       SOLE                    20250
Homeland                       y                43739t104       54    15000
SH       SOLE                    15000
Honeywell                      y                               312     5400
SH       SOLE                     5400
Hospitality Properties Trust   y                44106M102      254    13300
SH       SOLE                    13300
Household International        y                441815107     1277    34283
SH       SOLE                    34283
Intel                          y                458140100     2790    33890
SH       SOLE                    33890
International Business Machine y                459200101     6816    63188
SH       SOLE                    63188
Interpublic Group              y                460690100     3230    56000
SH       SOLE                    56000
Johnson & Johnson              y                478160104      373     4000
SH       SOLE                     4000
Kimberly-Clark                 y                494368103      242     3700
SH       SOLE                     3700
Koninklijke Philips Electronic y                718337504     2409    17847
SH       SOLE                    17847
Lazare Kaplan                  y                521078105      410    50475
SH       SOLE                    50475
Lockheed Martin                y                539830109      266    12150
SH       SOLE                    12150
Loral Space                    y                G56462107     1455    59850
SH       SOLE                    59850
MCI Worldcom                   y                55268b106     2378    44812
SH       SOLE                    44812
McDonalds Corp.                y                580135101      242     6000
SH       SOLE                     6000
MediaOne Group                 y                912889201     1778    23150
SH       SOLE                    23150
Merck                          y                589331107     3666    54564
SH       SOLE                    54564
Microsoft Corp.                y                594918104      333     2850
SH       SOLE                     2850
Motorola                       y                620076109     2408    16350
SH       SOLE                    16350
Nestle                         y                641069406     2159    23700
SH       SOLE                    23700
Network Computing Devices      y                64120N100      187    23700
SH       SOLE                    23700
Pepsi Bottling                 y                713409100      229    13800
SH       SOLE                    13800
Pfizer                         y                717081103      350    10800
SH       SOLE                    10800
Philip Morris                  y                718154107      306    13300
SH       SOLE                    13300
Pitney Bowes                   y                724479100      449     9300
SH       SOLE                     9300
Procter & Gamble               y                742718109     1720    15700
SH       SOLE                    15700
Republic New York              y                760719104      230     3200
SH       SOLE                     3200
Royal Dutch                    y                780257804      285     4700
SH       SOLE                     4700
Texas Instruments              y                               232     2400
SH       SOLE                     2400
Time Warner                    y                887315109     3576    49450
SH       SOLE                    49450
Toronto Dominion               y                891160509     3618   134000
SH       SOLE                   134000
Travelers P & C                y                893939108      747    21800
SH       SOLE                    21800
U.S. Bancorp                   y                902973106      585    24550
SH       SOLE                    24550
U.S. Foodservice               y                90331r101     1007    60100
SH       SOLE                    60100
U.S. Industries                y                912080108      805    57500
SH       SOLE                    57500
United Technologies            y                913017109      325     5000
SH       SOLE                     5000
Wal-Mart Stores                y                931142103      221     3200
SH       SOLE                     3200
Walgreen                       y                931422109     1404    48000
SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      268    16000
SH       SOLE                    16000